Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Parenthetical) (Detail)	Dec. 31, 2022
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%